Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Future Amortization Expense of Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated Future Amortization Expense of Intangible Assets [Abstract]
2013	$ 356
2014	277
2015	245
2016	102
	$ 980	$ 1,385